SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
22.	SUPPLEMENTAL CASH FLOW INFORMATION

Included in the line item "Other items, net" of the "Cash flows from operating activities" section of the Consolidated Statements of Cash Flows are specific changes to certain balance sheet accounts as follows:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Current assets	$15	$(38)	$(2)
Other assets	16	7	27
Current liabilities	38	44	(37)
Long-term liabilities and equity	9	4	24
Total	$78	$17	$12

The above changes included transactions such as monetized positions from raw material and energy, currency, and certain interest rate hedges, prepaid insurance, miscellaneous deferrals, accrued taxes, value-added taxes, and other miscellaneous accruals.

Cash flows from derivative financial instruments accounted for as hedges are classified in the same category as the item being hedged.

Non-cash portion of (gains) losses from the Company's equity investments was a $9 million gain for 2011, and losses of $3 million and $5 million for 2010 and 2009, respectively.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Cash paid for interest and income taxes is as follows:
Interest, net of amounts capitalized	$78	$116	$82
Income taxes paid (refunded)	261	165	(71)